Fees and Commissions	12 Months Ended
Dec. 31, 2024
Fees and Commissions [Abstract]
Fees and Commissions	FEES AND COMMISSIONS
This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
Fee and commission income	2024	2023	2022
	MCh$	MCh$	MCh$
Fees and commissions for prepayments	17,108	14,151	11,348
Fees and commissions of loans with credit lines	49	2,900	233
Fees and commissions for lines of credits and overdrafts	1,968	2,820	8,766
Fees and commissions for guarantees and letters of credit	34,893	34,462	35,935
Fees and commissions for card services	500,292	422,737	352,448
Fees and commissions for management of accounts	73,076	59,538	52,226
Fees and commissions for collections and payments	65,187	60,912	54,060
Fees and commissions for intermediation and management of securities	10,602	9,487	10,019
Insurance brokerage fees	60,528	61,511	52,568
Fees and commissions for factoring operations services	1,334	1,249	1,829
Fees and commissions for securitizations	-	-	45
Fees and commissions for financial advice	28,378	15,422	9,362
Office banking	22,673	21,495	21,771
Fees for other services rendered	75,932	60,823	56,543
Other fees earned	68,148	81,006	61,910
Total	960,168	848,513	729,063

	For the years ended December 31,
Fee and commission expense	2024	2023	2022
	MCh$	MCh$	MCh$
Compensation for card operation	(156,558)	(127,285)	(105,695)
Commissions for licence for use brands	(7,166)	(6,077)	(7,360)
Commissions for services linked to the credit card and prepaid cards	(383)	(10,943)	(11,458)
Commissions for obligations of loyalty programmes and merits for card customers	(123,768)	(95,542)	(95,946)
Fees and commissions for securities transactions	(11,866)	(9,115)	(8,551)
Office banking	(2,715)	(2,859)	(2,382)
Interbank services	(28,935)	(61,136)	(47,428)
Other fees	(81,711)	(32,916)	(42,974)
Total	(413,102)	(345,873)	(321,794)

Net fees and commissions income	547,066	502,640	407,269
NOTE 26 - FEES AND COMMISSIONS, continued
The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2024 are presented below:

	Segments						Revenue recognition calendar for ordinary activities
As of December 31, 2024	Retail	Wealth Management & Insurance	Middle-market	CIB	Corporate activity and others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	15,554	71	925	897	(339)	17,108	-	17,108	-
Commissions of loans with credit lines	48	1	-	-	-	49	-	49	-
Commissions for lines of credits and overdrafts	(52)	(2)	(177)	1,844	355	1,968	741	1,227	-
Commissions for guarantees and letters of credit	9,592	43	13,859	11,667	(268)	34,893	34,017	876	-
Commissions for card services	468,437	3,958	18,334	5,970	3,593	500,292	83,763	416,529	-
Commissions for management of accounts	70,392	153	1,924	1,159	(552)	73,076	67,506	5,570	-
Commissions for collections and payments	100,291	772	6,220	7,932	(50,028)	65,187	-	43,618	21,569
Commissions for intermediation and management of securities	276	1,926	409	6,877	1,114	10,602	-	10,602	-
Remuneration for insurance brokerage fees	332	61,012	107	-	(923)	60,528	-	-	60,528
Commissions for factoring operations services	467	-	291	576	-	1,334	-	1,334	-
Commissions for securitizations	-	-	-	-	-	-	-	-	-
Commissions for financial advice	250	84	13,223	15,114	(293)	28,378	-	28,378	-
Office banking	18,511	112	2,690	1,359	1	22,673	-	22,673	-
Fees for other services rendered	59,948	11,475	3,452	1,055	2	75,932	-	75,932	-
Other fees earned	25,786	(10,156)	(1,201)	14,443	39,276	68,148	-	68,148	-
Total	769,832	69,449	60,056	68,893	(8,062)	960,168	186,027	692,044	82,097
Commission expenses
Commissions for card operation services	(103,805)	(735)	(9,326)	(4,369)	(38,323)	(156,558)	-	(156,558)	-
Commissions for icense for the use of card brands	(5,833)	(76)	(727)	(324)	(206)	(7,166)	-	(7,166)	-
Commissions for services related to the credit card system and prepaid cards	(1,136)	(29)	(43)	(6)	831	(383)	-	(383)	-
Commissions for obligations of loyalty programmes and merits for card customers	(119,968)	(2,400)	-	-	(1,400)	(123,768)	-	(123,768)	-
Commissions for securities transactions	-	-	-	(3,956)	(7,910)	(11,866)	-	(11,866)	-
Office banking	(2,083)	-	(483)	(148)	(1)	(2,715)	-	(2,715)	-
Interbank services	(23,676)	-	(2,956)	(2,303)	-	(28,935)	-	(28,935)	-
Other fees	(59,137)	(43,026)	(2,567)	(2,886)	25,905	(81,711)	-	(81,711)	-
Total	(315,638)	(46,266)	(16,102)	(13,992)	(21,104)	(413,102)	-	(413,102)	-
Total Net commission income and expenses	454,194	23,183	43,954	54,901	(29,166)	547,066	186,027	278,942	82,097
NOTE 26 - FEES AND COMMISSIONS, continued
The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2023 are presented below:

	Segments						Revenue recognition calendar for ordinary activities
As of December 31, 2023	Retail	Wealth Management & Insurance	Middle-market	CIB	Corporate activity and others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	11,927	46	1,802	123	253	14,151	-	14,151	-
Commissions of loans with credit lines	2,876	12	9	-	3	2,900	-	2,900	-
Commissions for lines of credits and overdrafts	1,752	(8)	(570)	1,667	(21)	2,820	2,820	-	-
Commissions for guarantees and letters of credit	4,277	62	18,193	11,014	916	34,462	34,462	-	-
Commissions for card services	358,604	3,403	33,098	27,394	238	422,737	84,547	338,190	-
Commissions for management of accounts	55,561	92	3,074	804	7	59,538	59,538	-	-
Commissions for collections and payments	84,327	621	9,332	8,115	(41,483)	60,912		36,547	24,365
Commissions for brokerage and management of securities	72	1,854	598	6,830	133	9,487	-	9,487	-
Commissions for brokerage of insurance and insurance advisory	216	60,414	50	1	830	61,511	-	61,511	-
Commissions for factoring operations services	126	-	565	549	9	1,249	-	1,249	-
Commissions for financial advice	45	-	5,250	3,980	6,147	15,422	-	15,422	-
Office banking	16,750	1,194	2,578	1,140	(167)	21,495	21,495	-	-
Fees for other services rendered	47,397	3,377	7,295	3,225	(471)	60,823	-	60,823	-
Other fees earned	56,947	5,851	15,204	3,632	(628)	81,006	-	81,006	-
Total	640,877	76,918	96,478	68,474	(34,234)	848,513	202,862	621,286	24,365
Commission expenses
Compensation for card operation	(106,388)	(632)	(16,346)	(3,620)	(299)	(127,285)	-	(127,285)	-
Commissions for licence for use brands	(5,019)	(103)	(899)	(38)	(18)	(6,077)	-	(6,077)	-
Commissions for services related to the credit card system and prepaid cards	(15,861)	(327)	(584)	(62)	5,891	(10,943)	-	(10,943)	-
Commissions for obligations of loyalty programmes and merits for card customers	(92,483)	(1,833)	(990)	-	(236)	(95,542)	-	(57,325)	(38,217)
Fees and commissions for securities transactions	–	–	–	(7,426)	(1,689)	(9,115)		(9,115)	-
Office banking	(1,265)	(1,540)	(1,026)	(242)	1,214	(2,859)	(2,859)	-	-
Interbank services	(27,056)	(32,935)	(21,939)	(5,172)	25,966	(61,136)	-	(61,136)	-
Other fees	(8,390)	(19,086)	(17,300)	(2,121)	13,981	(32,916)	-	(32,916)	-
Total	(256,462)	(56,456)	(59,084)	(18,681)	44,810	(345,873)	(2,859)	(304,797)	(38,217)
Total Net commission income and expenses	384,415	20,462	37,394	49,793	10,576	502,640	200,003	316,489	(13,852)
NOTE 26 - FEES AND COMMISSIONS, continued
The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2022 are presented below:

	Segments						Revenue recognition calendar for ordinary activities
As of December 31, 2022	Retail	Wealth Management & Insurance	Middle-market	CIB	Corporate activity and others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commission income
Commissions for prepayments	9,739	(2)	563	11	1,037	11,348	-	11,348	-
Commissions of loans with credit lines	171	-	-	-	62	233	-	233	-
Commissions for lines of credits and overdrafts	6,979	8	(784)	2,556	7	8,766	8,766	-	-
Commissions for guarantees and letters of credit	13,225	59	12,039	10,036	576	35,935	35,935	-	-
Commissions for card services	333,053	1,650	8,872	8,779	94	352,448	71,904	280,544	-
Commissions for management of accounts	49,902	23	1,422	845	34	52,226	46,054	6,172	-
Commissions for collections and payments	78,269	(7,833)	4,777	8,052	(29,205)	54,060	-	38,065	15,995
Commissions for intermediation and management of securities	149	2,125	251	6,874	620	10,019	-	10,019	-
Commissions for brokerage of insurance and insurance advisory	257	52,804	(292)	1	(202)	52,568	-	-	52,568
Commissions for factoring operations services	645	-	325	761	98	1,829	-	1,829	-
Commissions for securitization services	-	-	-	45	-	45	-	45	-
Commissions for financial advice	(1,818)	(3)	3,354	3,916	3,913	9,362	-	9,362	-
Office banking	16,748	59	1,625	3,338	1	21,771	21,771	-	-
Fees for other services rendered	53,869	73	1,538	3,502	(2,439)	56,543	-	56,543	-
Other fees earned	51,444	4,507	2,996	2,895	68	61,910	-	61,910	-
Total	612,632	53,470	36,686	51,611	(25,336)	729,063	184,430	476,070	68,563
Commission expenses
Compensation for card operation	(100,236)	(388)	(3,467)	(1,418)	(186)	(105,695)	(12,505)	(93,190)	-
Commissions for licence for use brands	(7,001)	(63)	(234)	(51)	(11)	(7,360)	(5,500)	(1,860)	-
Commissions for services related to the credit card system and prepaid cards	(11,068)	(125)	(229)	(36)	-	(11,458)	(11,458)	-	-
Commissions for obligations of loyalty programmes and merits for card customers	(94,120)	(1,825)	-	(1)	-	(95,946)	(85,412)	(10,534)
Fees and commissions for securities transactions	-	-	-	(6,186)	(2,365)	(8,551)	-	(8,551)	-
Office banking	(2,187)	-	18	(213)		(2,382)	(2,382)		-
Interbank services	(40,328)	-	(2,865)	(4,235)	-	(47,428)	-	(47,428)	-
Other fees	(27,843)	(18,059)	(1,025)	(1,667)	5,620	(42,974)	-	(42,974)	-
Total	(282,783)	(20,460)	(7,802)	(13,807)	3,058	(321,794)	(117,257)	(204,537)	-
Total Net commission income and expenses	329,849	33,010	28,884	37,804	(22,278)	407,269	67,173	271,533	68,563